Condensed Financial Information of the Parent Company - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
iQIYI, INC
Condensed Financial Statements Captions [Line Items]
Dividends paid by subsidiaries	¥ 0	$ 0	¥ 0	¥ 0